Annual Fund Operating Expenses	Aug. 31, 2025
EMQQ The Emerging Markets Internet ETF | EMQQ The Emerging Markets Internet ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.86%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.86%
FMQQ The Next Frontier Internet ETF | FMQQ The Next Frontier Internet ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.86%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.86%
INQQ The India Internet ETF | INQQ The India Internet ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.86%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.86%